Borrowings (Details)	6 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 USD ($)
Borrowings [Line Items]
Short-term loans	$ 976,367	$ 702,184		$ 702,184
Interest expense on short term loans	31,375	19,723
Long-term loans	1,053,944		¥ 7,503,031
Interest expenses	2,378	2,916
Jiangsu Taizhou Rural Commercial Bank [Member]
Borrowings [Line Items]
Long-term loans	98,126
Short-term Loans From Related Parties [Member]
Borrowings [Line Items]
Short-term loans	$ 14,047	13,780
Related Party [Member]
Borrowings [Line Items]
Interest rate	6.00%		6.00%
Third Party [Member]
Borrowings [Line Items]
Short-term loans	$ 971,270	$ 688,404
Jiangsu Taizhou Rural Commercial Bank [Member]
Borrowings [Line Items]
Bear interest rate	6.00%		6.00%
Long-term loans				$ 96,264
Minimum [Member] | Unsecured Loans [Member]
Borrowings [Line Items]
Loan terms date	Mar. 24, 2025
Minimum [Member] | Third Party [Member]
Borrowings [Line Items]
Interest rate	6.00%		6.00%
Minimum [Member] | Jiangsu Taizhou Rural Commercial Bank [Member]
Borrowings [Line Items]
Long term debt term	Nov. 02, 2022		Nov. 02, 2022
Maximum [Member] | Unsecured Loans [Member]
Borrowings [Line Items]
Loan terms date	Mar. 23, 2026
Maximum [Member] | Jiangsu Taizhou Rural Commercial Bank [Member]
Borrowings [Line Items]
Long term debt term	Nov. 01, 2025		Nov. 01, 2025